INTANGIBLE ASSETS AND GOODWILL - Intangible Assets and Goodwill by Segment (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Goodwill	$ 4,694	$ 4,699
Operating segments | Pipelines
Disclosure of operating segments [line items]
Goodwill	2,713	2,718
Operating segments | Facilities
Disclosure of operating segments [line items]
Goodwill	541	541
Operating segments | Marketing & New Ventures
Disclosure of operating segments [line items]
Goodwill	$ 1,440	$ 1,440